Related Paty Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NSPML | Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 149.0	$ 139.0
M&NP | Non-Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 19.0	$ 18.0